SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599

AMERICA • ASIA PACIFIC • EUROPE

June 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock FundsSM

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) the proposed acquisition by BlackRock Advantage Small Cap Core Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm Small/Mid Cap Equity Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A and Institutional Shares of BlackRock Advantage Small Cap Core Fund; (ii) the proposed acquisition by BlackRock Advantage International Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm International Equity Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A and Institutional Shares of BlackRock Advantage International Fund; (iii) the proposed acquisition by iShares Municipal Bond Index Fund, a series of the Registrant, of all of the assets and certain stated liabilities of the State Farm Tax Advantaged Bond Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A or Investor P Shares of iShares Municipal Bond Index Fund; and (iv) other proposed acquisitions of different registrants of all the assets and certain stated liabilities of other series of State Farm Mutual Fund Trust.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

BlackRock Fund Advisors

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.